Summary of Significant Accounting Policies - Schedule of Convertible Debt Measured at Fair Value (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Total derivative liability	$ 10,044		$ 10,044		$ 728,080	$ 726,871
Change in fair value included in other income (expense), net	58,771	$ 1,332	(4,696)	$ 23,432	(1,209)	606,150
Carry Value [Member]
Derivative liabilities: Embedded conversion features - notes	10,044		10,044		728,080	726,871
Total derivative liability	$ 10,044		$ 10,044		$ 728,080	$ 726,871